Cash flow adjustments and changes in operating assets and liabilities	12 Months Ended
Mar. 31, 2018
Cash Flow Adjustments And Changes In Operating Assets And Liabilities [Abstract]
Cash flow adjustments and changes in operating assets and liabilities
32.	Cash flow adjustments and changes in operating assets and liabilities

Adjustments to arrive at the operating cash flow before taxes are summarized below:

32.1	Adjustment for non-cash items

	March 31, 2018	March 31, 2017	March 31, 2016
Depreciation and amortization	$1,617,118	$1,778,968	$2,061,698
Impairment loss recognized on trade receivables and other current assets	1,008,534	2,926,165	(186,564)
Unrealized (gains)/ losses on account of foreign exchange differences	(3,887,013)	373,026	(711,341)
Unrealized fair value (gains)/ losses on derivative financial assets recognized in profit or loss	-	433,311	(102,264)
Share-based compensation	20,222,187	9,449,525	3,137,070
Total	$18,960,826	$14,960,995	$4,198,599

32.2	Adjustment for non-operating income and expense

	March 31, 2018	March 31, 2017	March 31, 2016
Interest expense	$34,108,621	$29,272,826	$27,063,456
Interest and dividend income	(29,669)	(263,231)	(1,187,095)
Gain on sale of property, plant and equipment	(28,411)	1,517	(2,973)
Gain on sale of shares	-	-	(14,090)
Total	$34,050,541	$29,011,112	$25,859,298

32.3	Change in operating assets and liabilities

	March 31, 2018	March 31, 2017	March 31, 2016
Trade payables and other current liabilities	$(9,958,378)	$3,825,278	$(15,194,955)
Inventories	112,237,473	(28,206,199)	9,937,335
Trade receivables	(50,559,691)	(21,603,553)	(60,778,090)
Other current assets and prepayments	(19,104,258)	(22,660,049)	(4,869,230)
Total	$32,615,146	$(68,644,523)	$(70,904,940)